Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 2,370	$ 19,328
Trade accounts receivable	76	0
Prepayments and other	581	904
Inventories	671	514
Vessels held for sale (Note 4c)	71,636	24,340
Total current assets	75,334	45,086
FIXED ASSETS:
Advances for vessels under construction (Note 4a)	30,579	31,654
Vessels, net (Note 4b)	156,585	136,292
Right of use assets from operating leases (Note 6)	37,279	45,222
Other fixed assets, net	534	548
Total fixed assets	224,977	213,716
OTHER NON CURRENT ASSETS:
Restricted cash (Note 6 and 7)	4,000	4,000
Investments in unconsolidated joint ventures (Note 17)	24,477	28,230
Deposit asset (Note 19)	2,000	2,000
Total non-current assets	30,477	34,230
Total assets	330,788	293,032
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	7,205	5,324
Debt related to vessels held for sale (Note 7)	53,202	0
Due to related parties (Note 5)	29,755	5,159
Accounts payable	2,308	2,544
Accrued liabilities	1,145	959
Unearned revenue	3,658	2,074
Current portion of derivative financial instruments (Note 14)	0	66
Current portion of Operating lease liabilities (Note 6)	9,815	9,288
Total current liabilities	107,088	25,414
NON-CURRENT LIABILITIES:
Non-current portion of long term debt (Note 7)	90,163	99,295
Non-current portion of Operating lease liabilities (Note 6)	23,948	33,805
Other non-current liabilities	225	300
Total non-current liabilities	114,336	133,400
COMMITMENTS AND CONTINGENCIES (Note 8)	0	0
Total liabilities	221,424	158,814
MEZZANINE EQUITY:
Preferred stock; 11,264 and 13,452 Series E Shares issued and outstanding at December 31, 2020 and 2021 with $0.01 par value (Note 16)	16,142	13,517
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D Shares were outstanding at December 31, 2020 and 2021 (Note 9)	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 39,831,972 shares issued and outstanding at December 31, 2020 and 2021 (Note 9)	398	398
Additional paid-in capital	429,577	465,672
Accumulated deficit	(336,754)	(345,370)
Total stockholders’ equity	93,222	120,701
Total liabilities, mezzanine equity and stockholders’ equity	330,788	293,032
Series E Preferred Stock [Member]
MEZZANINE EQUITY:
Preferred stock; 11,264 and 13,452 Series E Shares issued and outstanding at December 31, 2020 and 2021 with $0.01 par value (Note 16)	$ 16,142	$ 13,517